Investments - Continuous unrealized loss positions (Details) $ in Millions	Dec. 31, 2018 USD ($) security	Dec. 31, 2017 USD ($) security
U.S. government and agencies
Fixed income securities
Number of issues | security	11	66
Fair value	$ 55	$ 2,829
Unrealized losses	$ 0	$ (18)
Fixed income securities
Number of issues | security	38	18
Fair value	$ 364	$ 182
Unrealized losses	(6)	(2)
Equity securities
Total unrealized losses	$ (6)	$ (20)
Municipal
Fixed income securities
Number of issues | security	943	1,756
Fair value	$ 1,633	$ 3,143
Unrealized losses	$ (10)	$ (24)
Fixed income securities
Number of issues | security	1,147	165
Fair value	$ 1,554	$ 349
Unrealized losses	(33)	(12)
Equity securities
Total unrealized losses	$ (43)	$ (36)
Corporate
Fixed income securities
Number of issues | security	1,735	781
Fair value	$ 19,243	$ 11,616
Unrealized losses	$ (543)	$ (102)
Fixed income securities
Number of issues | security	645	208
Fair value	$ 8,374	$ 3,289
Unrealized losses	(347)	(102)
Equity securities
Total unrealized losses	$ (890)	$ (204)
Foreign government
Fixed income securities
Number of issues | security	7	45
Fair value	$ 20	$ 580
Unrealized losses	$ (1)	$ (10)
Fixed income securities
Number of issues | security	27	5
Fair value	$ 412	$ 44
Unrealized losses	(4)	(1)
Equity securities
Total unrealized losses	$ (5)	$ (11)
ABS
Fixed income securities
Number of issues | security	64	57
Fair value	$ 454	$ 476
Unrealized losses	$ (5)	$ (3)
Fixed income securities
Number of issues | security	28	9
Fair value	$ 161	$ 34
Unrealized losses	(5)	(4)
Equity securities
Total unrealized losses	$ (10)	$ (7)
RMBS
Fixed income securities
Number of issues | security	166	118
Fair value	$ 30	$ 35
Unrealized losses	$ 0	$ (1)
Fixed income securities
Number of issues | security	195	181
Fair value	$ 52	$ 50
Unrealized losses	(2)	(2)
Equity securities
Total unrealized losses	$ (2)	$ (3)
CMBS
Fixed income securities
Number of issues | security	3	2
Fair value	$ 7	$ 1
Unrealized losses	$ 0	$ 0
Fixed income securities
Number of issues | security	2	6
Fair value	$ 0	$ 23
Unrealized losses	(1)	(2)
Equity securities
Total unrealized losses	$ (1)	$ (2)
Redeemable preferred stock
Fixed income securities
Number of issues | security	1	1
Fair value	$ 0	$ 0
Unrealized losses	$ 0	$ 0
Fixed income securities
Number of issues | security	0	0
Fair value	$ 0	$ 0
Unrealized losses	0	0
Equity securities
Total unrealized losses	$ 0	$ 0
Fixed income securities
Fixed income securities
Number of issues | security	2,930	2,826
Fair value	$ 21,442	$ 18,680
Unrealized losses	$ (559)	$ (158)
Fixed income securities
Number of issues | security	2,082	592
Fair value	$ 10,917	$ 3,971
Unrealized losses	(398)	(125)
Equity securities
Total unrealized losses	(957)	$ (283)
Equity securities
Equity securities
Number of issues | security		127
Fair value		$ 369
Unrealized losses		$ (12)
Equity securities
Number of issues | security		2
Fair value		$ 0
Unrealized losses		0
Total unrealized losses		$ (12)
Fixed income and equity securities
Equity securities
Number of issues | security		2,953
Fair value		$ 19,049
Unrealized losses		$ (170)
Equity securities
Number of issues | security		594
Fair value		$ 3,971
Unrealized losses		(125)
Total unrealized losses	$ (957)	$ (295)
Investment grade fixed income securities
Fixed income securities
Number of issues | security	2,348	2,706
Fair value	$ 17,485	$ 17,668
Unrealized losses	$ (331)	$ (134)
Fixed income securities
Number of issues | security	2,021	535
Fair value	$ 10,626	$ 3,751
Unrealized losses	(360)	(98)
Equity securities
Total unrealized losses	$ (691)	$ (232)
Below investment grade fixed income securities
Fixed income securities
Number of issues | security	582	120
Fair value	$ 3,957	$ 1,012
Unrealized losses	$ (228)	$ (24)
Fixed income securities
Number of issues | security	61	57
Fair value	$ 291	$ 220
Unrealized losses	(38)	(27)
Equity securities
Total unrealized losses	$ (266)	$ (51)